Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 450,000
Previously Paid Amount	0.00
Total Fee Amount	68.90
Total Offset Amount	0.00
Net Fee	68.90
Narrative - Max Aggregate Offering Price	$ 450,000
Final Prospectus	true